Stockholders’ equity	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Stockholders’ equity

Note 8. Stockholders’ equity

As of September 30, 2025 and December 31, 2024, the Company is authorized to issue 300,000,000 and 10,000,000 shares of common stock and preferred stock, respectively, at par value of $0.0001. Each stockholder will be entitled to one vote. Holders of shares of common stock shall be entitled to receive dividends as and if declared by the Board of Directors. In the event of liquidation, the holders of common stock are entitled to share ratably in all assets remaining after payment of all liabilities. The stockholders do not have cumulative or preemptive rights.

See Note 3 - Reverse Recapitalization for details associated with the issuance of common stock and warrants, as well as details associated with the reverse recapitalization in connection with the Merger.

2025 Equity Incentive Plan

Pursuant to the Merger, the Company adopted an equity incentive plan reserving 15% of the outstanding common stock on a fully-diluted basis for the future issuance, at the discretion of our board of directors, of options and other incentive awards to officers, key employees, consultants and directors of the Company and its subsidiaries. The 2025 Plan includes a customary “evergreen” provision with respect to the annual increase of the number of shares at the beginning of each fiscal year of the Company of up to the lesser of (i) four percent (4.0%) of the shares of common stock outstanding on the last day of the immediately preceding fiscal year, commencing on the first day of the second fiscal year of the Company beginning after the final closing of the Offering or (ii) such number of shares as determined by the administrator.

As of September 30, 2025, there were no options outstanding under the 2025 Plan. Repricing outstanding stock awards is not permitted without the approval of the Company’s stockholders, except for certain proportionate capitalization adjustments as set forth in the 2025 Plan.

Warrants

See Note 3 - Reverse Recapitalization for details associated with the issuance of warrants, including their term and how they are accounted for.

As of September 30, 2025, there were outstanding and exercisable warrants to purchase an aggregate of 7,493,461 shares of common stock at a weighted average exercise price of $1.52 per share. The warrants had a weighted average remaining contractual term of 2.41 years as of September 30, 2025.

Restricted Stock Awards

Upon approval by the Board of Directors, certain employees and advisors have purchased restricted shares of common stock. At inception, the Company granted 6,000,000 restricted stock to certain founders and the chief executive officer. The agreements also contain a repurchase option noting that if the employee or advisor or Board of Director is terminated, for any reason, Private Palomino has the right and option to repurchase the unvested restricted common stock. All shareholders purchased the stock at par value and the stock had no incremental value beyond the par value as of that date. The shares vest over a 4-year period from the issuance date. In connection with the Merger, Private Palomino exchanged the 6,000,000 of restricted stock for 4,500,000 of restricted stock.

In March 2025, Private Palomino issued 2,000,000 restricted stock to the chief executive officer of the Company. The shares vest over a 2-year period from the issuance date. In connection with the Merger, the Company exchanged the 2,000,000 of restricted stock for 1,500,000 of restricted stock. Also in connection with the Merger, the change in control acceleration provision was triggered in all of these arrangements and were fully vested upon the execution of the Merger.

	Founders Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2024	2,437,500	$0.00001
Granted	1,500,000	0.62000
Vested	(3,937,500)	0.23620
Unvested at September 30, 2025	-	$-

During the three and nine months ended September 30, 2025, the Company recognized $1,073,333 and $1,240,000, respectively, of stock-compensation expense related to these founders shares. There was no stock compensation expense recognized during the three and nine months ended September 30, 2024. The total fair value of restricted stocks vested during the three and nine months ended September 30, 2025 was $775,000 and $930,024, respectively. The total fair value of restricted stocks vested during the three and nine months ended September 30, 2024 was insignificant.

During the quarter ended September 30, 2025, the Company granted 729,168 restricted stock to various consultants, including related parties (See Note 6). 295,834 restricted stock were granted pre-merger and had accelerated provisions upon change in control. 358,334 restricted stock were granted upon merger for future services with 4 year vesting 1 cliff. 75,000 restricted stock were granted upon merger, to a vendor for merger transaction related services for which its compensation costs was charged to additional paid in capital as deferred transaction costs. The stock awards vest over 48-month period from the grant date. During the quarter ended September 30, 2025, 370,834 restricted stock vested due to acceleration provisions in the agreements being met.

	Consultant Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2024	-	$-
Granted	729,168	1.05794
Vested	(370,834)	0.62000
Unvested at September 30, 2025	358,334	$1.50000

As of September 30, 2025, 358,334 outstanding shares had not vested and the weighted average remaining contractual period of the unvested restricted stock is 4 years. During the three and nine months ended September 30, 2025, the Company recognized $183,380 of stock-compensation expense. As of September 30, 2025, unrecognized stock-based compensation expense related to the Company’s unvested restricted stock awards was $537,501. The total fair value of restricted stocks vested during the three and nine months ended September 30, 2025 was $183,380.

Note 6. Stockholders’ equity

As of December 31, 2024, and 2023, the Company is authorized to issue 10,000,000 shares of common stock, par value of $0.00001. Each stockholder will be entitled to one vote. Holders of shares of common stock shall be entitled to receive dividends as and if declared by the Board of Directors. In the event of liquidation, the holders of Common Stock are entitled to share ratably in all assets remaining after payment of all liabilities. The stockholders do not have cumulative or preemptive rights.

Restricted Stock Awards

Upon approval by the Board of Directors, certain employees and advisors have purchased restricted shares of common stock. At inception, the Company granted 6,000,000 restricted stock to certain founders and the chief executive officer. The agreements also contain a repurchase option noting that if the employee or advisor or Board of Director is terminated, for any reason, the Company has the right and option to repurchase the unvested restricted common stock. Since all shareholders purchased the stock at par value and the stock had no incremental value beyond the par value as of that date, during the period from February 9, 2023 (inception) through December 31, 2023 and December 31, 2024, the stock-based compensation expense impact is insignificant. As of December 31, 2024, 3,250,000 outstanding shares had not vested and the weighted average remaining contractual period of the unvested restricted stock is 2.11 years.

In February 2023, the Company issued 6,000,000 shares of restricted stock to founders’ of the Company which were determined to have a de minimis value at the date of issuance. The shares vest over a 4-year period from the issuance date.

	Weighted Average Grant Date Fair Value
Unvested at February 9, 2023 (inception)	-	$-
Granted	6,000,000	0.0001
Vested	(1,250,000)	0.0001
Unvested at December 31, 2023	4,750,000	0.0001
Vested	(1,500,000)	0.0001
Unvested at December 31, 2024	3,250,000	$0.0001

As of December 31, 2024, unrecognized stock-based compensation expense related to the Company’s unvested restricted stock awards was de minimis.